Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) - Financial instruments measured at fair value on a non-recurring basis [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial [Member] | Income approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 157
Commercial [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 143
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Commercial [Member] | Weighted Average [Member] | Income approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		(16.00%)
Commercial [Member] | Weighted Average [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.10%
Single-Family Mortgage Loans [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 128	$ 123
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Single-Family Mortgage Loans [Member] | Minimum [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	(1.23%)
Single-Family Mortgage Loans [Member] | Maximum [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	4.63%
Single-Family Mortgage Loans [Member] | Weighted Average [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	(0.17%)	2.35%
Multi-Family Mortgage Loans [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 45
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Multi-Family Mortgage Loans [Member] | Weighted Average [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	5.74%
Real Estate, Commercial, Non-Owner Occupied [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2,215
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Real Estate, Commercial, Non-Owner Occupied [Member] | Minimum [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.10%
Real Estate, Commercial, Non-Owner Occupied [Member] | Maximum [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	5.74%
Real Estate, Commercial, Non-Owner Occupied [Member] | Weighted Average [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.35%
Real Estate, Commercial, Owner Occupied [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 213	$ 225
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Real Estate, Commercial, Owner Occupied [Member] | Weighted Average [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	(29.30%)	(12.21%)
Real Estate, Commercial, Land [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 245	$ 289
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Real Estate, Commercial, Land [Member] | Minimum [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	(1.89%)
Real Estate, Commercial, Land [Member] | Maximum [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	2.54%
Real Estate, Commercial, Land [Member] | Weighted Average [Member] | Comparable sales approach [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	0.08%	8.10%